Expense Example - FidelitySustainableIntermediateMunicipalIncomeFund-RetailPRO - FidelitySustainableIntermediateMunicipalIncomeFund-RetailPRO - Fidelity Sustainable Intermediate Municipal Income Fund - Fidelity Sustainable Intermediate Municipal Income Fund
Apr. 01, 2025 USD ($)
Expense Example:
1 year	$ 38
3 years	300
5 years	620
10 years	$ 1,528